Fair Value of Option Units Granted and Related Assumptions (Detail) (Option units, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Option units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value on date of grant	$ 8.06	$ 7.84	$ 9.76
Assumptions used to calculate fair value:
Volatility	49.00%	43.00%	43.00%
Risk-free interest rate	1.20%	0.60%	1.60%
Expected term	5 years 6 months	5 years	5 years
Dividends	$ 0	$ 0	$ 0